SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO COREBUILDER SHARES
For the Wells Fargo CoreBuilder Shares - Series SM (the “Fund”)

Effective September 1, 2020, Nicholos Venditti is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2020 Robert J. Miller, Portfolio Manager / 2020 Adrian Van Poppel, Portfolio Manager / 2020 Nicholos Venditti, Portfolio Manager / 2020

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Nicholos Venditti

Mr. Venditti joined Wells Capital Management or one of its predecessor firms in 2020, where he currently serves as a Senior Portfolio Manager. Prior to joining WFAM, Nick spent 10 years at Thornburg Investment Management, most recently as a Senior Portfolio Manager and Head of the Municipal Bond Group.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Nicholos Venditti[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of December 31, 2019, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Nicholos Venditti	CoreBuilder® Shares - Series SM	$0

August 28, 2020	CBM090/P1516S3